FLOW-THROUGH SHARE PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2020
Flow-through Share Premium Liability
FLOW-THROUGH SHARE PREMIUM LIABILITY

The following is a continuity schedule of the liability portion of the Company’s flow-through share issuances:

	February 14, 2020	December 18, 2019	May 16, 2019	Total
Balance, December 31, 2018	$-	$-	$-	$-
Liability incurred for flow-through shares issued May 16, 2019	-	-	475	475
Settlement of flow-through share premium liability upon incurring eligible expenditures		-	(430)	(430)
Liability incurred for flow-through shares issued December 18, 2019	-	296	-	296
Balance, December 31, 2019	$-	$296	$45	$341
Liability incurred for flow-through shares issued February 14, 2020	300	-	-	300
Settlement of flow-through share premium liability upon incurring eligible expenditures	(300)	(296)	(45)	(641)
Balance, December 31, 2020	$-	$-	$-	$-

As at December 31, 2020, the Company had $nil (December 31, 2019 - $2,178,000) of unspent flow-through expenditure commitments. The Company reversed the associated flow-through share premium liability and recognized a deferred income tax recovery of $1,587,000 (December 31, 2019 - $430,000) in the Company’s consolidated financial statements for the year ended December 31, 2020.